Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 7,191,821	$ 1,012,947	¥ 10,172,584	¥ 7,523,108
Time deposits	5,194,891	731,685	4,767,972
Prepayments and other current assets	1,272,788	179,269	1,950,573
Short-term investments	2,653,065	373,676	4,623,452
Long-term investments, net	4,366,632	615,027	5,651,018
Investment in subsidiaries and net assets of VIEs and VIEs' subsidiaries	1,862,739		1,923,144
Total assets	33,159,067	4,670,357	41,830,570
Deferred revenue	2,954,088	416,075	2,819,323
Accrued liabilities and other payables	1,780,623	250,795	1,534,962
Other long-term payable	650,459	91,615	814,429
Total liabilities	18,754,800	2,641,558	26,590,983
Total Bilibili Inc.'s shareholders' equity	14,391,900	2,027,057	15,237,828
Total liabilities and shareholders' equity	33,159,067	4,670,357	41,830,570
Related Party [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Amounts due from Group companies	790,574	$ 111,350	1,594,920
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	106,498		270,138
Time deposits			4,067,326
Prepayments and other current assets	39,941		61,631
Short-term investments	625,474		1,091,044
Long-term investments, net	772,559		1,157,990
Investment in subsidiaries and net assets of VIEs and VIEs' subsidiaries			226,249
Total assets	20,757,887		29,188,332
Short-term loan and current portion of long-term debt	6,053,767		5,137,633
Deferred revenue	9,284		32,513
Accrued liabilities and other payables	93,713		97,208
Other long-term payable	15,931		8,683,150
Deficit in subsidiaries and net loss of VIEs and VIEs' subsidiaries	193,292
Total liabilities	6,365,987		13,950,504
Total Bilibili Inc.'s shareholders' equity	14,391,900		15,237,828
Total liabilities and shareholders' equity	20,757,887		29,188,332
Parent Company [Member] | Related Party [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Amounts due from Group companies	¥ 19,213,415		¥ 22,313,954